UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of February 28, 2013 (Unaudited)

ASG Growth Markets Fund

Shares	Description	Value (†)

Common Stocks – 66.6% of Net Assets

	Brazil – 9.3%
1,200	Anhanguera Educacional Participacoes S.A.	$24,856
2,300	Arteris S.A.	24,750
3,200	Banco Bradesco S.A.	56,939
11,300	Banco Bradesco S.A., Sponsored Preference ADR(b)	203,061
3,100	Banco do Brasil S.A., Sponsored ADR	41,137
4,659	Banco Santander Brasil S.A., ADR	34,057
6,700	BM&FBovespa S.A.	45,391
2,600	BR Malls Participacoes S.A.	33,626
1,500	BR Properties S.A.	18,642
1,500	Braskem S.A., Sponsored ADR	22,575
3,175	BRF – Brasil Foods S.A., ADR	68,548
4,400	CCR S.A.	44,125
500	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ADR	25,340
654	Cia de Bebidas das Americas, ADR	28,940
4,340	Cia de Bebidas das Americas, Preference ADR(b)	192,609
1,200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(c)	58,032
900	Cia de Saneamento de Minas Gerais-COPASA	23,325
4,125	Cia Energetica de Minas Gerais, Sponsored Preference ADR	49,088
888	Cia Paranaense de Energia, Sponsored Preference ADR	13,249
1,440	Cielo S.A., Sponsored ADR	44,208
1,200	Cosan S.A. Industria e Comercio	28,287
796	CPFL Energia S.A., ADR	16,334
1,700	EcoRodovias Infraestrutura e Logistica S.A.	14,746
2,400	EDP – Energias do Brasil S.A.	14,562
895	Embraer S.A., ADR	30,376
2,500	Fibria Celulose S.A., Sponsored ADR(c)	28,950
4,100	Gerdau S.A., Sponsored Preference ADR	34,112
3,400	Hypermarcas S.A.(c)	30,042
12,900	Itau Unibanco Holding S.A., Preference ADR(b)	227,814
1,200	Localiza Rent a Car S.A.	22,758
2,800	Lojas Americanas S.A.	24,331
700	Lojas Renner S.A.	26,651
600	Multiplan Empreendimentos Imobiliarios S.A.	17,172
900	Multiplus S.A.	16,755
900	Natura Cosmeticos S.A.	23,234
2,900	Oi S.A.	12,380
5,100	Oi S.A., ADR	18,819
6,898	Petroleo Brasileiro S.A., ADR(b)	101,194
10,426	Petroleo Brasileiro S.A., Sponsored Preference ADR(b)	174,427
3,400	Raia Drogasil S.A.	39,198
2,700	Souza Cruz S.A.	43,090
1,065	Telefonica Brasil S.A., Preference ADR	28,073
1,794	Tim Participacoes S.A., ADR	39,038
1,200	Totvs S.A.	26,523
3,000	Ultrapar Participacoes S.A., Sponsored ADR	77,970
6,738	Vale S.A., Sponsored ADR(b)	127,955
10,821	Vale S.A., Sponsored Preference ADR(b)	198,782

Shares	Description	Value (†)

Common Stocks – continued

	Brazil – continued
1,200	WEG S.A.	$16,059

		2,512,130

	Chile – 0.8%
325	Banco de Chile, ADR	32,360
909	Banco Santander Chile, ADR	26,416
1,500	Cia Cervecerias Unidas S.A., ADR	49,035
704	Embotelladora Andina S.A., Series B, ADR	29,462
900	Empresa Nacional de Electricidad S.A., Sponsored ADR	45,783
2,000	Enersis S.A., Sponsored ADR	37,180
1,008	Enersis S.A., Sponsored ADR, Rights(c)	202

		220,438

	China – 15.9%
22,000	Agile Property Holdings Ltd.	28,261
124,000	Agricultural Bank of China Ltd., Class H	63,850
4,000	Anhui Conch Cement Co. Ltd., Class H	14,560
450,000	Bank of China Ltd., Class H(b)	212,699
37,000	Bank of Communications Co. Ltd., Class H	29,246
11,500	BBMG Corp., Class H	10,115
58,000	Beijing Capital International Airport Co. Ltd., Class H	45,581
16,000	Belle International Holdings Ltd.	29,308
24,000	China BlueChemical Ltd., Class H	15,292
63,000	China Citic Bank Corp. Ltd., Class H	40,203
39,000	China Communications Construction Co. Ltd., Class H	36,877
44,000	China Communications Services Corp. Ltd., Class H	27,630
420,000	China Construction Bank Corp., Class H(b)	345,998
20,000	China Foods Ltd.	13,129
40,000	China Gas Holdings Ltd.	38,830
3,297	China Life Insurance Co. Ltd., ADR	145,299
10,000	China Mengniu Dairy Co. Ltd.	27,861
20,000	China Merchants Bank Co. Ltd., Class H	43,305
37,500	China Minsheng Banking Corp. Ltd., Class H	51,934
35,000	China Mobile Ltd.(b)	384,331
12,000	China National Building Material Co. Ltd., Class H	18,284
10,000	China Oilfield Services Ltd., Class H	21,221
24,000	China Overseas Land & Investment Ltd.	72,881
4,200	China Pacific Insurance Group Co. Ltd., Class H	15,488
1,003	China Petroleum & Chemical Corp., ADR(b)	113,901
28,000	China Railway Construction Corp. Ltd., Class H	29,316
57,000	China Railway Group Ltd., Class H	30,685
10,000	China Resources Enterprise Ltd.	32,587
12,000	China Resources Gas Group Ltd.	27,980
10,000	China Resources Land Ltd.	29,253
10,000	China Resources Power Holdings Co. Ltd.	27,243
14,000	China Shenhua Energy Co. Ltd., Class H	52,947
929	China Telecom Corp. Ltd., ADR	48,317
20,000	China Unicom Hong Kong Ltd.	29,122
13,800	China Vanke Co. Ltd., Class B	28,034
50,000	Chongqing Rural Commercial Bank, Class H	28,134
6,000	CITIC Securities Co. Ltd., Class H	15,182
1,105	CNOOC Ltd., Sponsored ADR(b)	215,431
53,125	Country Garden Holdings Co. Ltd.(c)	27,354

Shares	Description	Value (†)

Common Stocks – continued

	China – continued
26,000	CSR Corp. Ltd., Class H	$21,157
26,000	Dongfeng Motor Group Co. Ltd., Class H	38,026
6,000	ENN Energy Holdings Ltd.	29,841
68,000	Evergrande Real Estate Group Ltd.	33,204
84,000	Franshion Properties China Ltd.	29,876
35,000	Geely Automobile Holdings Ltd.	19,154
134,000	GOME Electrical Appliances Holding Ltd.(c)	14,844
12,000	Great Wall Motor Co. Ltd., Class H	46,983
54,000	Guangdong Investment Ltd.	46,488
25,200	Guangzhou R&F Properties Co. Ltd., Class H	42,602
17,000	Haier Electronics Group Co. Ltd.(c)	30,754
1,500	Hengan International Group Co. Ltd.	15,157
33,000	Huabao International Holdings Ltd.	18,550
951	Huaneng Power International, Inc., ADR	38,658
385,000	Industrial & Commercial Bank of China Ltd., Class H(b)	276,014
7,000	Inner Mongolia Yitai Coal Co., Class B	40,322
22,000	Jiangsu Expressway Co. Ltd., Class H	22,186
10,000	Jiangxi Copper Co. Ltd., Class H	23,883
9,000	Kingboard Chemical Holdings Ltd.	27,348
14,000	Kunlun Energy Co. Ltd.	29,070
24,000	Lee & Man Paper Manufacturing Ltd.	17,927
3,800	Lenovo Group Ltd., ADR	85,044
16,000	Longfor Properties Co. Ltd.	28,490
1,125	PetroChina Co. Ltd., ADR(b)	154,102
5,500	Ping An Insurance (Group) Co. of China Ltd., Class H	46,031
53,000	Poly Hong Kong Investments Ltd.(c)	37,707
15,600	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33,556
25,500	Shimao Property Holdings Ltd.	51,255
56,000	Shougang Fushan Resources Group Ltd.	24,569
66,500	Shui On Land Ltd.	30,832
34,500	Sino-Ocean Land Holdings Ltd.	23,824
47,000	Soho China Ltd.	36,497
11,000	Sun Art Retail Group Ltd.	15,313
5,500	Tencent Holdings Ltd.	189,529
24,000	Uni-President China Holdings Ltd.	29,380
33,000	Want Want China Holdings Ltd.	46,182
6,000	Weichai Power Co. Ltd., Class H	22,635
1,714	Yanzhou Coal Mining Co. Ltd., Sponsored ADR	26,533
164,000	Yuexiu Property Co. Ltd.	56,828
28,000	Zhejiang Expressway Co. Ltd., Class H	23,533
5,000	Zhuzhou CSR Times Electric Co. Ltd., Class H	16,468
6,800	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	8,964

		4,316,985

	Colombia – 0.6%
800	BanColombia S.A., Sponsored Preference ADR	51,952
2,116	Ecopetrol S.A., Sponsored ADR	121,776

		173,728

	Egypt – 0.3%
6,664	Commercial International Bank Egypt S.A.E., GDR	33,320
13,295	Orascom Telecom Holding S.A.E., GDR(c)	42,012

		75,332

Shares	Description	Value (†)

Common Stocks – continued

	India – 1.9%
1,943	Axis Bank Ltd., GDR	$48,363
3,058	HDFC Bank Ltd., ADR	116,357
1,612	ICICI Bank Ltd., Sponsored ADR	67,575
2,413	Infosys Ltd., Sponsored ADR(b)	130,133
549	Larsen & Toubro Ltd., GDR	14,019
1,347	Mahindra & Mahindra Ltd., Sponsored GDR	21,742
546	State Bank of India, Sponsored GDR	45,695
2,160	Tata Motors Ltd., Sponsored ADR	58,623

		502,507

	Indonesia – 2.5%
68,000	Astra International Tbk PT	55,903
47,500	Bank Central Asia Tbk PT	53,984
31,000	Bank Danamon Indonesia Tbk PT	20,186
57,000	Bank Mandiri Persero Tbk PT	59,191
87,000	Bank Negara Indonesia Persero Tbk PT	41,347
80,000	Bank Rakyat Indonesia Persero Tbk PT	78,083
65,000	Charoen Pokphand Indonesia Tbk PT	29,525
117,000	Global Mediacom Tbk PT	27,821
12,000	Indocement Tunggal Prakarsa Tbk PT	27,228
39,500	Indofood Sukses Makmur Tbk PT	29,780
41,500	Indosat Tbk PT	27,257
221,000	Kalbe Farma Tbk PT	29,454
95,000	Media Nusantara Citra Tbk PT	28,978
68,000	Perusahaan Gas Negara Persero Tbk PT	33,741
16,500	Semen Gresik Persero Tbk PT	29,603
9,500	Tambang Batubara Bukit Asam Persero Tbk PT	14,838
1,691	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	75,182
13,000	United Tractors Tbk PT	25,956

		688,057

	Korea – 12.2%
15	Amorepacific Corp.(c)	14,181
69	AMOREPACIFIC Group(c)	26,892
1,150	BS Financial Group, Inc.	16,609
670	Celltrion, Inc.	16,539
73	CJ CheilJedang Corp.	25,975
258	CJ Corp.	35,606
340	Coway Co. Ltd.(c)	15,662
331	Daelim Industrial Co. Ltd.	29,414
610	Daewoo International Corp.	21,507
470	Dongbu Insurance Co. Ltd.	20,540
115	E-Mart Co. Ltd.	23,462
302	GS Holdings	19,351
410	Hana Financial Group, Inc.	15,259
1,060	Hanwha Chem Corp.	19,353
810	Hanwha Corp.	26,041
100	Honam Petrochemical Corp.(c)	21,806
308	Hyosung Corp.	16,025
700	Hyundai Development Co.(c)	15,918
125	Hyundai Glovis Co. Ltd.	23,685
116	Hyundai Heavy Industries Co. Ltd.	22,862
610	Hyundai Hysco Co. Ltd.	20,299

Shares	Description	Value (†)

Common Stocks – continued

	Korea – continued
680	Hyundai Marine & Fire Insurance Co. Ltd.	$19,715
392	Hyundai Mobis	112,819
917	Hyundai Motor Co.(b)	183,465
1,436	Hyundai Motor Co., GDR(c)	47,645
2,670	Hyundai Securities Co.	21,893
133	Hyundai Wia Corp.	19,406
1,970	Industrial Bank of Korea(c)	23,739
520	Kangwon Land, Inc.	15,776
1,502	KB Financial Group, Inc., ADR(c)	53,216
1,370	Kia Motors Corp.	70,306
3,505	Korea Electric Power Corp., Sponsored ADR(c)	52,435
5,260	Korea Exchange Bank(c)	36,852
610	Korea Gas Corp.(c)	40,155
540	Korea Investment Holdings Co. Ltd.	22,858
3,370	Korea Life Insurance Co. Ltd.	22,593
84	Korea Zinc Co. Ltd.(c)	28,998
475	Korean Air Lines Co. Ltd.(c)	19,331
873	KT Corp., Sponsored ADR(c)	14,125
395	KT&G Corp.	28,162
170	Kumho Petro Chemical Co. Ltd.(c)	17,051
153	LG Chem Ltd.	41,620
390	LG Corp.	23,654
2,977	LG Display Co. Ltd., ADR(c)	41,380
576	LG Electronics, Inc.	41,472
71	LG Household & Health Care Ltd.	40,728
135	LG Innotek Co. Ltd.(c)	9,412
2,360	LG Uplus Corp.(c)	18,485
18	Lotte Confectionery Co. Ltd.(c)	30,390
81	Lotte Shopping Co. Ltd.	29,047
420	Mirae Asset Securities Co. Ltd.	16,762
198	NHN Corp.	47,944
39	Orion Corp.(c)	38,508
1,395	POSCO, ADR	112,563
294	S1 Corp.	18,852
454	Samsung C&T Corp.	27,595
580	Samsung Card Co.	20,803
207	Samsung Electro-Mechanics Co. Ltd.	18,157
1,239	Samsung Electronics Co. Ltd., GDR(b)	878,671
184	Samsung Electronics Co. Ltd., Preference GDR	73,887
167	Samsung Fire & Marine Insurance Co. Ltd.	35,145
1,230	Samsung Heavy Industries Co. Ltd.	43,637
574	Samsung Life Insurance Co. Ltd.	55,094
157	Samsung SDI Co. Ltd.	20,075
2,648	Shinhan Financial Group Co. Ltd., ADR(c)	102,901
210	SK Holdings Co. Ltd.	33,911
1,480	SK Hynix, Inc.(c)	36,018
196	SK Innovation Co. Ltd.	31,989
2,940	SK Networks Co. Ltd.	21,628
1,900	SK Telecom Co. Ltd., ADR	34,523
1,570	Woori Finance Holdings Co. Ltd.	18,982
1,520	Woori Investment & Securities Co. Ltd.	17,773

Shares	Description	Value (†)

Common Stocks – continued

	Korea – continued
123	Yuhan Corp.	$20,243

		3,299,375

	Malaysia – 2.9%
20,700	AirAsia Bhd	19,447
9,500	AMMB Holdings Bhd	19,427
21,700	Axiata Group Bhd	44,917
1,300	British American Tobacco Malaysia Bhd	25,639
22,100	CIMB Group Holdings Bhd	51,454
29,000	DiGi.Com Bhd	42,854
8,300	Genting Bhd	25,465
23,200	Genting Malaysia Bhd	27,752
5,100	Hong Leong Bank Bhd	24,037
6,700	Hong Leong Financial Group Bhd	31,071
12,400	IJM Corp. Bhd	20,586
7,800	Lafarge Malayan Cement Bhd	24,633
19,200	Malayan Banking Bhd	56,838
8,400	Malaysia Airports Holdings Bhd	14,868
15,100	Maxis Bhd	31,123
25,500	MMC Corp. Bhd	20,676
9,800	Parkson Holdings Bhd	14,635
3,600	Petronas Dagangan Bhd	27,398
5,700	Petronas Gas Bhd	33,823
3,100	Public Bank Bhd	16,143
8,100	RHB Capital Bhd	20,561
10,900	Sime Darby Bhd	32,483
18,800	Telekom Malaysia Bhd	32,362
15,700	Tenaga Nasional Bhd	35,278
12,300	UMW Holdings Bhd	50,939
77,546	YTL Corp. Bhd	41,339

		785,748

	Mexico – 4.0%
29,000	Alfa SAB de CV, Class A	69,771
10,967	America Movil SAB de CV, Series L, ADR(b)	229,101
2,200	Arca Continental SAB de CV	16,580
9,362	Cemex SAB de CV, Sponsored ADR(c)	100,548
352	Coca-Cola Femsa SAB de CV, Sponsored ADR	59,361
5,100	Controladora Comercial Mexicana SAB de CV	17,640
1,400	Fomento Economico Mexicano SAB de CV, Sponsored ADR	156,436
500	Grupo Aeroportuario del Pacifico SAB de CV, ADR	30,975
347	Grupo Aeroportuario del Sureste SAB de CV, ADR	45,759
8,300	Grupo Bimbo SAB de CV, Series A	22,641
4,800	Grupo Carso SAB de CV, Series A1	23,239
11,400	Grupo Financiero Banorte SAB de CV, Class O	84,309
8,131	Grupo Mexico SAB de CV, Series B	31,882
2,746	Grupo Televisa SAB, Sponsored ADR	73,675
2,700	Industrias CH SAB de CV, Series B(c)	22,297
3,700	Mexichem SAB de CV	18,493
2,464	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	77,320

		1,080,027

Shares	Description	Value (†)

Common Stocks – continued

	Peru – 0.2%
334	Credicorp Ltd.	$50,093

	Philippines – 0.2%
700	Philippine Long Distance Telephone Co., Sponsored ADR	49,945

	Russia – 4.5%
29,095	Gazprom OAO, Sponsored ADR(b)	258,340
3,124	Lukoil OAO, Sponsored ADR(b)	201,641
1,209	Magnit OJSC, Sponsored GDR	51,135
592	MegaFon OAO, GDR(c)	17,087
1,838	Mobile Telesystems OJSC, Sponsored ADR	38,028
416	NovaTek OAO, Sponsored GDR	48,187
9,210	Rosneft Oil Co., GDR	72,784
1,192	Rostelecom OJSC, Sponsored ADR	28,718
14,740	Sberbank of Russia, Sponsored ADR(b)	202,546
6,006	Surgutneftegas OJSC, Sponsored ADR	56,551
11,284	Surgutneftegas OJSC, Sponsored Preference ADR	82,937
2,069	Tatneft, Sponsored ADR	85,765
1,088	TMK OAO, GDR	16,172
937	Uralkali OJSC, Sponsored GDR	35,482
7,026	VTB Bank OJSC, GDR	25,385

		1,220,758

	South Africa – 5.7%
1,472	ABSA Group Ltd.	26,508
6,484	African Bank Investments Ltd.	20,703
2,488	Anglo American Platinum Ltd., ADR	19,431
1,516	AngloGold Ashanti Ltd., Sponsored ADR	36,748
1,733	Aspen Pharmacare Holdings Ltd.(c)	31,331
551	Assore Ltd.	20,629
1,860	Barloworld Ltd.	19,025
1,612	Bidvest Group Ltd.	42,546
3,550	Discovery Holdings Ltd.	29,525
26,779	FirstRand Ltd.	91,417
3,742	Gold Fields Ltd., Sponsored ADR	31,021
8,104	Growthpoint Properties Ltd.	24,603
2,017	Impala Platinum Holdings Ltd., Sponsored ADR	30,779
2,485	Imperial Holdings Ltd.	56,973
2,021	Investec Ltd.	14,334
305	Kumba Iron Ore Ltd.	19,161
2,853	Liberty Holdings Ltd.	36,879
11,429	Life Healthcare Group Holdings Ltd.	42,790
7,764	MMI Holdings Ltd.	19,216
2,124	Mr Price Group Ltd.	27,241
9,419	MTN Group Ltd.(b)	183,190
1,711	Naspers Ltd., N Shares	110,485
1,195	Nedbank Group Ltd.	25,513
7,746	Netcare Ltd.	17,186
2,844	Remgro Ltd.	53,587
10,827	RMB Holdings Ltd.	49,032
9,111	RMI Holdings	22,921
14,673	Sanlam Ltd.	73,494
2,994	Sasol Ltd., Sponsored ADR(b)	127,993

Shares	Description	Value (†)

Common Stocks – continued

	South Africa – continued
1,862	Shoprite Holdings Ltd.	$35,417
936	Sibanye Gold Ltd., ADR(c)	5,295
1,557	Spar Group Ltd. (The)	18,824
6,617	Standard Bank Group Ltd.	85,381
1,304	Truworths International Ltd.	13,430
1,768	Vodacom Group Ltd.	23,359
6,515	Woolworths Holdings Ltd.	46,637

		1,532,604

	Taiwan – 5.0%
21,000	Acer, Inc.(c)	18,935
7,588	Advanced Semiconductor Engineering, Inc., ADR	31,338
6,000	Asustek Computer, Inc.	73,492
15,750	Cathay Financial Holding Co. Ltd.	20,155
11,400	Cheng Shin Rubber Industry Co. Ltd.	31,079
16,000	China Steel Corp.	14,725
32,640	Chinatrust Financial Holding Co. Ltd.	19,483
2,681	Chunghwa Telecom Co. Ltd., ADR	83,165
38,000	Compal Electronics, Inc.	26,939
15,000	CTCI Corp.	30,029
8,000	Delta Electronics, Inc.	30,120
16,000	Far EasTone Telecommunications Co. Ltd.	37,202
10,000	Formosa Chemicals & Fibre Corp.	25,655
12,000	Formosa Plastics Corp.	30,546
21,699	Fubon Financial Holding Co. Ltd.	29,524
1,000	Hermes Microvision, Inc.	20,616
25,512	Hon Hai Precision Industry Co. Ltd., GDR	143,069
38,570	Mega Financial Holding Co. Ltd.	32,078
4,000	Merida Industry Co. Ltd.	19,610
18,000	Nan Ya Plastics Corp.	34,765
4,000	President Chain Store Corp.	22,175
14,000	Taiwan Cement Corp.	18,064
7,000	Taiwan Mobile Co. Ltd.	24,542
27,377	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	499,630
20,330	Uni-President Enterprises Corp.	38,203

		1,355,139

	Turkey – 0.5%
983	KOC Holding AS, ADR	26,049
2,395	Turkcell Iletisim Hizmetleri AS, ADR(c)	39,541
15,852	Turkiye Garanti Bankasi AS, ADR	75,456

		141,046

	United States – 0.1%
698	Southern Copper Corp.	26,377

	Total Common Stocks (Identified Cost $15,709,683)	18,030,289

Preferred Stocks – 1.0%

	Brazil – 0.8%
2,000	Banco do Estado do Rio Grande do Sul, Series B	18,288
1,300	Bradespar S.A.	19,079
1,800	Cia Energetica de Sao Paulo, Class B	16,678

Shares	Description	Value (†)

Preferred Stocks – continued

	Brazil – continued
10,670	Itausa – Investimentos Itau S.A.	$55,792
8,900	Klabin S.A.	59,846
1,700	Lojas Americanas S.A.	15,511
3,100	Marcopolo S.A.	20,751
2,200	Metalurgica Gerdau S.A.	23,285

		229,230

	Korea – 0.2%
601	Hyundai Motor Co.	43,091

	Total Preferred Stocks (Identified Cost $250,638)	272,321

Principal Amount

Short-Term Investments – 16.5%

	Treasuries – 9.1%
$500,000	U.S. Treasury Bill, 0.130%, 3/21/2013(b)(d)	499,982
200,000	U.S. Treasury Bill, 0.070%, 3/28/2013(b)(d)	199,990
200,000	U.S. Treasury Bill, 0.145%, 4/11/2013(b)(d)	199,980
250,000	U.S. Treasury Bill, 0.050%, 4/25/2013(b)(d)	249,965
200,000	U.S. Treasury Bill, 0.090%, 5/16/2013(b)(d)	199,958
300,000	U.S. Treasury Bill, 0.130%, 6/06/2013(b)(d)	299,895
200,000	U.S. Treasury Bill, 0.120%, 6/27/2013(b)(d)	199,926
350,000	U.S. Treasury Bill, 0.090%, 7/25/2013(b)(d)	349,840
250,000	U.S. Treasury Bill, 0.105%, 8/01/2013(b)(d)	249,875

		2,449,411

	Commercial Paper – 3.0%
200,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.390%, 3/07/2013(b)(d)	199,987
200,000	Tennessee School Bond Authority, 0.190%, 3/12/2013(b)	200,002
200,000	General Electric Co., 0.110%, 3/20/2013(b)(d)	199,990
200,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.180%, 5/06/2013(b)	200,000

		799,979

	Certificates of Deposit – 2.2%
100,000	BNP Paribas, 0.120%, 3/01/2013	100,000
200,000	Royal Bank of Canada, 0.150%, 3/01/2013	200,000
150,000	Norinchukin Bank, 0.380%, 7/12/2013(b)	150,039

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$150,000	Westpac Banking Corp. (NY), 0.328%, 11/06/2013(b)(e)	$150,010

		600,049

	Corporate Notes – 1.5%
200,000	PepsiCo, Inc., 0.372%, 5/10/2013(b)(e)	200,104
200,000	Johnson & Johnson, 0.290%, 5/15/2013(b)(e)	200,036

		400,140

	Financial Company Commercial Paper – 0.7%
200,000	Societe Generale North America, 0.370%, 7/02/2013(b)(d)	199,767

	Total Short-Term Investments (Identified Cost $4,449,288)	4,449,346

	Total Investments – 84.1% (Identified Cost $20,409,609)(a)	22,751,956
	Other assets less liabilities – 15.9%	4,314,189

	Net Assets – 100.0%	$27,066,145

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of February 28, 2013, the value of the Fund’s investment in the Subsidiary was $2,072,787, representing 7.7% of the Fund’s net assets.

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At February 28, 2013, approximately 48% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2013, the net unrealized appreciation on investments based on a cost of $20,409,609 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,057,378
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(715,031)

Net unrealized appreciation	$2,342,347

At November 30, 2012, the Fund had a short-term capital loss carryforward of $1,614,268 with no expiration date and a long-term capital loss carryforward of $133,784 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(c)	Non-income producing security.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Variable rate security. Rate as of February 28, 2013 is disclosed.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At February 28, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	3/20/2013	Australian Dollar	1,100,000	$1,122,226	$(21,395)
Buy	3/20/2013	Canadian Dollar	2,700,000	2,617,077	(113,777)
Sell	3/20/2013	Canadian Dollar	1,800,000	1,744,718	35,778
Buy	3/20/2013	Euro	1,000,000	1,305,699	14,563
Buy	3/20/2013	Euro	500,000	652,850	(6,288)
Sell	3/20/2013	Euro	375,000	489,637	15,816
Sell	3/21/2013	Japanese Yen	12,500,000	134,873	16,459
Buy	3/20/2013	New Zealand Dollar	3,200,000	2,642,645	(15,796)
Buy	3/20/2013	Norwegian Krone	16,000,000	2,785,476	(21,481)
Sell	3/20/2013	Norwegian Krone	4,000,000	696,369	5,438
Buy	3/20/2013	Singapore Dollar	6,375,000	5,147,750	(73,333)
Sell	3/20/2013	Singapore Dollar	2,000,000	1,614,980	(295)
Buy	3/20/2013	Swedish Krona	2,000,000	309,133	10,460
Buy	3/20/2013	Turkish Lira	6,600,000	3,660,393	19,200
Buy	3/20/2013	Turkish Lira	1,500,000	831,907	(20,437)
Sell	3/20/2013	Turkish Lira	2,700,000	1,497,433	(405)

Total					$(155,493)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At February 28, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	3/15/2013	15	$1,333,423	$(11,280)
DAX	3/15/2013	1	252,967	5,810
E-mini Dow	3/15/2013	7	491,330	6,440
E-mini NASDAQ 100	3/15/2013	11	602,360	16,005
E-mini S&P 500®	3/15/2013	5	378,325	10,945
Euribor	9/16/2013	45	14,655,854	22,341
Eurodollar	9/16/2013	11	2,740,925	137
FTSE 100 Index	3/15/2013	20	1,929,233	125,938
FTSE/JSE Top 40 Index	3/20/2013	53	2,064,874	27,415
German Euro BOBL	3/07/2013	28	4,663,736	13,591
Hang Seng Index®	3/27/2013	10	1,480,994	15,279
Mini-Russell 2000	3/15/2013	14	1,274,280	108,080
MSCI Singapore	3/27/2013	38	2,265,762	(13,194)
MSCI Taiwan Index	3/28/2013	58	1,644,880	(10,440)
Nikkei 225™	3/08/2013	12	1,488,834	218,923
OMXS30®	3/15/2013	98	1,813,426	45,686
S&P/TSX 60 Index	3/14/2013	16	2,289,105	80,399
S&P CNX Nifty Futures Index	3/28/2013	252	2,902,032	(36,184)
Sterling	9/18/2013	189	35,686,196	37,850
TOPIX	3/08/2013	9	942,820	81,562
2 Year U.S. Treasury Note	6/28/2013	26	5,732,187	—
5 Year U.S. Treasury Note	6/28/2013	64	7,935,000	8,008
10 Year Canada Government Bond	6/19/2013	1	129,910	1,920

Total				$755,231

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	3/20/2013	8	$393,900	$(18,245)
Brent Crude Oil	3/14/2013	4	445,520	(19,800)
Copper High Grade	5/29/2013	12	1,064,250	(6,600)
Copper LME	3/20/2013	5	974,031	(38,531)
Cotton	5/08/2013	1	42,645	1,100
Gas Oil	4/11/2013	14	1,314,600	(72,800)
Heating Oil	3/28/2013	2	248,665	(21,093)
KC Wheat	5/14/2013	1	37,638	(1,750)
Silver	5/29/2013	1	142,160	(1,635)
Zinc	3/20/2013	7	358,094	(12,294)

Total				$(191,648)

At February 28, 2013, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euro Schatz	3/07/2013	183	$26,456,314	$(84,978)
10 Year U.S. Treasury Note	6/19/2013	11	1,447,016	(2,148)
30 Year U.S. Treasury Bond	6/19/2013	16	2,300,500	(34,875)

Total				$(122,001)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum HG	3/20/2013	8	$393,900	$21,445
Cocoa	5/15/2013	13	277,550	10,420
Coffee	5/20/2013	2	107,400	(19)
Copper LME	3/20/2013	5	974,031	23,502
Live Cattle	4/30/2013	3	155,820	510
Soybean	5/14/2013	9	653,513	(15,075)
Soybean Oil	5/14/2013	11	324,192	4,818
Sugar	4/30/2013	6	123,581	(2,150)
Wheat	5/14/2013	21	750,225	32,375
Zinc	3/20/2013	2	102,312	4,044

Total				$79,870

[2]	Commodity futures are held by ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$827,285	$3,489,700	$—	$4,316,985
India	372,688	129,819	—	502,507
Indonesia	75,182	612,875	—	688,057
Korea	439,305	2,860,070	—	3,299,375
Malaysia	149,811	635,937	—	785,748
Russia	120,965	1,099,793	—	1,220,758
South Africa	331,874	1,200,730	—	1,532,604
Taiwan	614,133	741,006	—	1,355,139
All Other Common Stocks*	4,329,116	—	—	4,329,116

Total Common Stocks	7,260,359	10,769,930	—	18,030,289

Preferred Stocks*	229,230	43,091	—	272,321
Short-Term Investments*	—	4,449,346	—	4,449,346

Total Investments	7,489,589	15,262,367	—	22,751,956

Forward Foreign Currency Contracts (unrealized appreciation)	—	117,714	—	117,714
Futures Contracts (unrealized appreciation)	924,543	—	—	924,543

Total	$8,414,132	$15,380,081	$—	$23,794,213

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(273,207)	$—	$(273,207)
Futures Contracts (unrealized depreciation)	(403,091)	—	—	(403,091)

Total	$(403,091)	$(273,207)	$—	$(676,298)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

Common stocks valued at $323,312 were transferred from Level 2 to Level 1 during the period ended February 28, 2013. At November 30, 2012, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities; at February 28, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to complement its equity portfolio with a portfolio of derivatives, in particular, futures and forward contracts, designed to enhance return and mitigate losses. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. These market exposures, which are expected to vary over time, may include exposures to the returns of global equity and fixed income securities, commodities and currencies. During the period ended February 28, 2013, the Fund used long and short contracts on U.S. equity market indices, U.S. and foreign government bonds, short-term interest rates, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on foreign equity market indices in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of February 28, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(155,493)	$761,951

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of February 28, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $3,122,830 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $3,005,116.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral for forward foreign currency contracts, is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the fund and the counterparties. In lieu of receiving cash collateral, the Fund may use unrealized gains on forward foreign currency contracts to meet counterparty margin requirements for open positions. This risk of loss to a fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received or initial/variation margin pledged may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund as of February 28, 2013:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$—	$117,714	$—	$—
Futures (unrealized appreciation)	83,847	—	742,482	98,214

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$—	$(273,207)	$—	$—
Futures (unrealized depreciation)	(122,001)	—	(71,098)	(209,992)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 28, 2013 (Unaudited)

Commercial Banks	12.9%
Oil, Gas & Consumable Fuels	8.0
Semiconductors & Semiconductor Equipment	5.7
Wireless Telecommunication Services	4.8
Metals & Mining	3.2
Real Estate Management & Development	2.4
Automobiles	2.3
Insurance	2.1
Other Investments, less than 2% each	26.2
Short-Term Investments	16.5

Total Investments	84.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	15.9

Net Assets	100.0%

Currency Exposure Summary at February 28, 2013 (Unaudited)

United States Dollar	47.8%
Hong Kong Dollar	12.8
South Korean Won	7.1
South African Rand	4.7
Brazilian Real	3.2
Malaysian Ringgit	2.9
Indonesian Rupiah	2.3
New Taiwan Dollar	2.2
Mexican Peso	1.1

Total Investments	84.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	15.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2013 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)

Common Stocks – 80.9% of Net Assets

	Aerospace & Defense – 3.1%
4,690	Honeywell International, Inc.	$328,769
4,435	Northrop Grumman Corp.	291,291

		620,060

	Beverages – 3.0%
7,655	Coca-Cola Enterprises, Inc.	273,896
4,224	PepsiCo, Inc.	320,052

		593,948

	Capital Markets – 2.4%
9,036	Bank of New York Mellon Corp. (The)	245,237
9,828	Federated Investors, Inc., Class B	228,206

		473,443

	Chemicals – 3.0%
7,721	E.I. du Pont de Nemours & Co.	369,836
11,533	Tronox Ltd., Class A	236,888

		606,724

	Commercial Banks – 1.6%
5,049	PNC Financial Services Group, Inc.	315,007

	Commercial Services & Supplies – 1.3%
6,967	Waste Management, Inc.	260,008

	Communications Equipment – 1.6%
5,186	Motorola Solutions, Inc.(b)	322,621

	Computers & Peripherals – 1.1%
503	Apple, Inc.	222,024

	Construction Materials – 1.4%
2,812	Martin Marietta Materials, Inc.	273,130

	Containers & Packaging – 1.3%
11,599	Sealed Air Corp.	257,614

	Diversified Consumer Services – 1.9%
15,371	H&R Block, Inc.	382,123

	Diversified Financial Services – 2.3%
9,256	JPMorgan Chase & Co.	452,804

	Diversified Telecommunication Services – 2.6%
6,930	AT&T, Inc.	248,856
8,051	CenturyLink, Inc.	279,128

		527,984

	Electric Utilities – 3.0%
7,803	FirstEnergy Corp.	308,062
9,213	PPL Corp.	283,945

		592,007

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 1.7%
5,438	Eaton Corp. PLC	$336,993

	Energy Equipment & Services – 2.3%
4,387	Diamond Offshore Drilling, Inc.	305,686
3,029	Transocean Ltd.(c)	158,417

		464,103

	Food & Staples Retailing – 1.6%
7,572	Walgreen Co.	309,998

	Gas Utilities – 1.8%
6,125	National Fuel Gas Co.	356,414

	Health Care Equipment & Supplies – 1.2%
3,472	Baxter International, Inc.(d)	234,707

	Health Care Providers & Services – 0.8%
4,472	HCA Holdings, Inc.	165,866

	Industrial Conglomerates – 1.5%
12,887	General Electric Co.(d)	299,236

	Insurance – 4.3%
9,316	MetLife, Inc.	330,159
3,051	Travelers Cos., Inc. (The)	245,361
11,318	Unum Group	276,952

		852,472

	Media – 2.7%
7,095	Comcast Corp., Class A	282,310
4,356	Viacom, Inc., Class B	254,652

		536,962

	Multiline Retail – 1.3%
5,575	Kohl’s Corp.	257,007

	Oil, Gas & Consumable Fuels – 7.4%
3,065	Chevron Corp.	359,065
3,549	ExxonMobil Corp.	317,813
7,885	Kinder Morgan, Inc.	292,297
8,645	Regency Energy Partners LP	205,665
5,774	Total S.A., Sponsored ADR	288,815

		1,463,655

	Pharmaceuticals – 9.6%
6,832	AbbVie, Inc.	252,237
10,459	Bristol-Myers Squibb Co.	386,669
5,282	GlaxoSmithKline PLC, Sponsored ADR	232,567
9,104	Merck & Co., Inc.	389,014
12,306	Pfizer, Inc.	336,815
6,405	Sanofi, ADR	302,380

		1,899,682

	REITs – Diversified – 2.5%
11,200	Duke Realty Corp.	180,992

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Diversified – continued
10,939	Weyerhaeuser Co.	$321,716

		502,708

	Road & Rail – 2.0%
5,493	Norfolk Southern Corp.	401,264

	Semiconductors & Semiconductor Equipment – 1.7%
9,653	Texas Instruments, Inc.	331,774

	Software – 1.6%
11,310	Microsoft Corp.	314,418

	Specialty Retail – 3.0%
11,749	American Eagle Outfitters, Inc.	242,969
9,208	Lowe’s Cos., Inc.	351,285

		594,254

	Thrifts & Mortgage Finance – 1.3%
20,022	People’s United Financial, Inc.	262,288

	Tobacco – 1.4%
7,282	Lorillard, Inc.	280,648

	Wireless Telecommunication Services – 1.6%
12,547	Vodafone Group PLC, Sponsored ADR	315,432

	Total Common Stocks (Identified Cost $14,456,401)	16,079,378

Principal Amount (‡)

Bonds and Notes – 18.9%

Non-Convertible Bonds – 17.7%

	Banking – 3.6%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	311,250
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	112,840
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	283,245

		707,335

	Brokerage – 0.6%
100,000	Jefferies Group, Inc., 6.875%, 4/15/2021	115,750

	Electric – 2.1%
400,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	418,000

	Government Sponsored – 1.1%
240,000	Eksportfinans ASA, 2.000%, 9/15/2015	230,400

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 1.4%
$125,000	HCA, Inc., 7.500%, 12/15/2023	$133,125
150,000	HCA, Inc., 7.500%, 11/06/2033	151,500

		284,625

	Home Construction – 1.6%
300,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	320,250

	Media Non-Cable – 1.2%
80,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	83,600
150,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	157,875

		241,475

	Non-Captive Consumer – 1.4%
300,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	274,500

	Retailers – 0.8%
125,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	94,062
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	57,225

		151,287

	Supermarket – 1.5%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	292,000

	Wirelines – 2.4%
100,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	109,000
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	366,656

		475,656

	Total Non-Convertible Bonds (Identified Cost $3,231,250)	3,511,278

Convertible Bonds – 1.2%

	Brokerage – 0.3%
60,000	Jefferies Group, Inc., 3.875%, 11/01/2029	60,750

	Independent Energy – 0.9%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	184,306

	Total Convertible Bonds (Identified Cost $225,154)	245,056

	Total Bonds and Notes (Identified Cost $3,456,404)	3,756,334

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 0.7%
$132,476	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2013 at 0.000% to be repurchased at $132,476 on 3/01/2013 collateralized by $130,000 U.S. Treasury Note, 2.500% due 4/30/2015 valued at $137,344 including accrued interest(e) (Identified Cost $132,476)	$132,476

	Total Investments – 100.5% (Identified Cost $18,045,281)(a)	19,968,188
	Other assets less liabilities – (0.5)%	(105,790)

	Net Assets – 100.0%	$19,862,398

Shares

Written Options – (0.0%)

	Options on Securities – (0.0%)
1,000	AbbVie, Inc., Put expiring May 18, 2013 at 32.50(f)	$(300)
2,000	Coach, Inc., Put expiring May 18, 2013 at 45(f)	(3,100)
1,500	H&R Block, Inc., Call expiring April 20, 2013 at 24(f)	(2,063)

	Total Written Options (Premiums Received $3,932)	$(5,463)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2013, the net unrealized appreciation on investments based on a cost of $18,045,588 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,173,780
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(251,180)

Net unrealized appreciation	$1,922,600

(b)	A portion of this security has been pledged as collateral for outstanding options.
(c)	Non-income producing security.
(d)	This security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(f)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended February 28, 2013, the Fund was not party to any over-the-counter options.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of Rule 144A holdings amounted to $729,250 or 3.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$16,079,378	$—	$—	$16,079,378
Bonds and Notes*	—	3,756,334	—	3,756,334
Short-Term Investments	—	132,476	—	132,476

Total	$16,079,378	$3,888,810	$—	$19,968,188

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(5,463)	$—	$—	$(5,463)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2013, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options and written put options for investment purposes. During the period ended February 28, 2013, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund as of February 28, 2013:

Liability Derivatives	Equity Contracts
Written Options (at value)	$(5,463)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 28, 2013 (Unaudited)

Pharmaceuticals	9.6%
Oil, Gas & Consumable Fuels	7.4
Insurance	4.3
Banking	3.6
Aerospace & Defense	3.1
Chemicals	3.0
Specialty Retail	3.0
Beverages	3.0
Electric Utilities	3.0
Media	2.7
Diversified Telecommunication Services	2.6
REITs – Diversified	2.5
Wirelines	2.4
Capital Markets	2.4
Energy Equipment & Services	2.3
Diversified Financial Services	2.3
Electric	2.1
Road & Rail	2.0
Other Investments, less than 2% each	38.5
Short-Term Investments	0.7

Total Investments	100.5
Other assets less liabilities (including open written options)	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2013 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)

Senior Loans – 82.0% of Net Assets

	Aerospace & Defense – 2.7%
$600,000	Camp International Holding Company, New 1st Lien Term Loan, 5/31/2019(b)	$604,752
498,750	Camp International Holding Company, New 1st Lien Term Loan, 5.250%, 5/31/2019(c)	502,700
450,000	Camp International Holding Company, New 2nd Lien Term Loan, 10.000%, 11/29/2019(c)	460,971
281,000	DigitalGlobe, Inc., New Term Loan B, 3.750%, 1/31/2020(c)	282,141
727,000	Engility Corporation, Term Loan, 5.750%, 7/13/2017(c)	719,730
613,393	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(c)	615,693
1,487,000	Sequa Corporation, New Term Loan B, 5.250%, 12/19/2017(c)	1,504,041
997,455	SI Organization, Inc. (The), New Term Loan B, 4.500%, 11/22/2016(c)	994,134
324,000	Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/2019(c)	324,810
997,468	TASC, Inc., New Term Loan B, 4.500%, 12/18/2015(c)	994,556
850,000	WP CCP Holdings LLC, 1st Lien Term Loan, 12/27/2019(b)	854,250
852,000	WP CCP Holdings LLC, 1st Lien Term Loan, 5.750%, 12/27/2019(c)	856,260
236,263	Wyle Services Corporation, Term Loan B, 5.000%, 3/27/2017(c)	236,755

		8,950,793

	Airlines – 0.4%
1,260,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(c)	1,274,175

	Automotive – 1.5%
145,460	August LuxUK Holding Company S.A.R.L., Luxco Term Loan, 6.250%, 4/27/2018(c)	146,551
111,895	August U.S. Holding Company, Inc., Term Loan B, 6.250%, 4/27/2018(c)	112,734
721,391	Grede LLC, Term Loan B, 7.000%, 4/03/2017(c)	724,998
1,516,703	Navistar International Corporation, Term Loan B, 7.000%, 8/17/2017(c)	1,533,386
834,000	Remy International, Inc., New Term Loan B, 3/05/2020(b)	835,043
574,779	TI Group Automotive Systems LLC, New Term Loan, 6.750%, 3/14/2018(c)	577,653
1,100,000	Transtar Holding Company, New 2nd Lien Term Loan, 9.750%, 10/09/2019(c)	1,127,500

		5,057,865

	Banking – 1.0%
1,000,000	Harland Clarke Holdings Corp., Extended Term Loan B2, 6/30/2017(b)	979,380

Principal Amount	Description	Value (†)

Senior Loans – continued

	Banking – continued
$1,284,633	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.454%, 6/30/2017(c)	$1,258,144
500,000	US FT Holdco, Inc., Term Loan B, 11/30/2017(b)	502,815
548,615	US FT Holdco, Inc., Term Loan B, 5.750%, 11/30/2017(c)	551,703

		3,292,042

	Building Materials – 2.4%
633,413	CPG International, Inc., Term Loan, 5.750%, 9/18/2019(c)	638,163
250,000	Custom Building Products, Inc., Term Loan B, 12/12/2019(b)	251,875
2,378,000	Custom Building Products, Inc., Term Loan B, 6.000%, 12/12/2019(c)	2,395,835
1,000,000	QS0001 Corp., 2nd Lien Term Loan, 9/29/2016(b)	1,025,000
1,200,000	QS0001 Corp., 2nd Lien Term Loan, 9.250%, 9/29/2016(c)	1,230,000
1,004,483	Roofing Supply Group LLC, Term Loan, 5.000%, 5/24/2019(c)	1,014,527
1,406,226	Wilsonart International Holdings LLC, Term Loan B, 5.500%, 10/31/2019(c)	1,420,992

		7,976,392

	Chemicals – 3.7%
1,137,642	Ascend Performance Materials LLC, Term Loan B, 4/10/2018(b)	1,149,018
1,180,959	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(c)	1,192,769
790,281	AZ Chem US, Inc., Recap Term Loan, 5.250%, 12/22/2017(c)	797,939
338,300	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(c)	338,300
581,000	Houghton International, Inc., New Term Loan B, 5.250%, 12/20/2019(c)	586,810
790,164	Ineos US Finance LLC, 6 year Term Loan, 6.500%, 5/04/2018(c)	806,339
720,051	Kleopatra Acquisition Corp., Term Loan B1, 5.750%, 12/21/2016(c)	730,175
112,500	Kronos Worldwide, Inc., Term Loan B, 7.000%, 6/13/2018(c)	113,415
208,478	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(c)	207,827
901,749	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(c)	898,936
740,085	PL Propylene LLC, Term Loan B, 7.000%, 3/27/2017(c)	753,037
1,423,000	Taminco NV, USD Term Loan B2, 4.250%, 2/15/2019(c)	1,432,121
1,025,000	U.S. Coatings Acquisition, Inc., Term Loan, 4.750%, 2/03/2020(c)	1,037,443
2,036,081	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(c)	2,026,532

		12,070,661

Principal Amount	Description	Value (†)

Senior Loans – continued

	Consumer Cyclical Services – 4.0%
$450,000	AlixPartners LLP, 2nd Lien Term Loan, 10.750%, 12/27/2019(c)	$457,596
513,697	Allied Security Holdings LLC, 1st Lien Term Loan, 5.250%, 2/03/2017(c)	516,265
297,413	Catalina Marketing Corporation, 2017 Term Loan B, 5.704%, 9/29/2017(c)	297,859
2,135,000	First Advantage Corporation, Term Loan B, 2/13/2019(b)	2,124,325
211,470	Garda World Security Corp., Term Loan B, 4.500%, 11/13/2019(c)	213,454
1,214,655	Go Daddy Operating Company LLC, New Term Loan, 5.500%, 12/17/2018(c)	1,213,744
1,681,000	Go Daddy Operating Company LLC, Reprice Term Loan B2, 12/17/2018(b)	1,677,319
914,329	Inmar, Inc., New Term Loan B, 6.500%, 8/04/2017(c)	916,981
446,218	RE/MAX International, Inc., New Term Loan, 5.500%, 4/15/2016(c)	447,892
728,000	SNL Financial LC, New Term Loan B, 5.500%, 10/23/2018(c)	729,514
1,241,523	SourceHov LLC, 1st Lien Term Loan, 6.625%, 4/28/2017(c)	1,230,349
1,225,000	Southern Graphics, Inc., Term Loan, 5.000%, 10/17/2019(c)	1,240,312
863,300	SRA International, Inc., Term Loan B, 6.500%, 7/20/2018(c)	833,801
457,459	Sterling Infosystems, Inc., Term Loan A, 5.756%, 2/01/2018(d)	457,459
491,512	U.S. Security Holdings, Inc., New Term Loan, 6.000%, 7/28/2017(c)	494,279
335,315	West Corporation, Term Loan B8, 6/29/2018(b)	336,294

		13,187,443

	Consumer Products – 2.3%
685,714	Advantage Sales & Marketing, Inc., New 2nd Lien Term Loan, 6/18/2018(b)	690,857
750,000	FGI Operating Company LLC, Term Loan, 4/19/2019(b)	748,125
2,486,550	FGI Operating Company LLC, Term Loan, 5.500%, 4/19/2019(c)	2,480,333
553,507	HMK Intermediate Holdings LLC, Term Loan, 7.250%, 3/29/2019(c)	557,658
1,512,000	Serta Simmons Holdings LLC, Term Loan, 5.000%, 10/01/2019(c)	1,528,330
400,000	SRAM LLC, 2nd Lien Term Loan, 8.500%, 12/07/2018(c)	405,500
634,000	Tempur-Pedic International, Inc., New Term Loan B, 11/20/2019(b)	641,925
434,380	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(c)	411,710

		7,464,438

	Diversified Manufacturing – 0.8%
1,569,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(c)	1,590,574

Principal Amount	Description	Value (†)

Senior Loans – continued

	Diversified Manufacturing – continued
$396,968	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(c)	$394,241
470,792	Edwards (Cayman Islands II) Limited, Extended 1st Lien Term Loan, 5.500%, 5/31/2016(c)	470,989

		2,455,804

	Electric – 1.3%
1,032,413	Calpine Corporation, Term Loan B3, 4/02/2018(b)	1,039,082
1,032,771	Mirion Technologies, Inc., 1st Lien Term Loan, 6.250%, 3/30/2018(c)	1,037,295
3,000,000	Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.731%, 10/10/2017(d)	2,046,660

		4,123,037

	Entertainment – 0.3%
437,257	ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/2016(c)	444,362
218,900	SMG (Stadium Management Group), New Term Loan B, 5.500%, 6/07/2018(c)	219,995
234,000	WMG Acquisition Corp., Term Loan, 5.250%, 11/01/2018(c)	236,632

		900,989

	Financial Other – 2.2%
800,000	Connolly Holdings, Inc., 2nd Lien Term Loan, 10.500%, 7/15/2019(c)	811,000
250,250	Hamilton Lane Advisors LLC, Term Loan, 6.500%, 2/28/2018(c)	250,876
667,696	Harbourvest Partners LLC, Term Loan B, 4.750%, 11/21/2017(c)	671,035
831,922	Ipreo Holdings LLC, Term Loan B2, 6.500%, 8/05/2017(c)	840,241
35,646	Ipreo Holdings LLC, Term Loan B3, 6.500%, 8/05/2017(c)	35,958
1,000,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 2/28/2019(b)	1,020,000
1,377,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 8.250%, 2/28/2019(c)	1,404,540
419,000	Transfirst Holdings, Inc., 1st Lien Term Loan, 6.250%, 12/27/2017(c)	423,978
636,070	Triple Point Technology, Inc., New 1st Lien Term Loan, 6.250%, 10/27/2017(c)	636,865
1,000,000	Wall Street Systems, Inc., New 2nd Lien Term Loan, 9.250%, 10/26/2020(c)	1,001,670

		7,096,163

	Food & Beverage – 1.5%
2,065,367	Arctic Glacier USA, Inc., Term Loan B, 8.500%, 7/19/2018(c)	2,091,184
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 2/28/2018(c)	550,000
455,558	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(c)	464,669
1,466,000	Milk Specialties Company, New Term Loan B, 7.000%, 11/07/2018(c)	1,471,497

Principal Amount	Description	Value (†)

Senior Loans – continued

	Food & Beverage – continued
$268,125	OSI Restaurant Partners LLC, New Term Loan B, 4.750%, 10/25/2019(c)	$271,447

		4,848,797

	Gaming – 0.2%
450,000	Peninsula Gaming LLC, Term Loan, 5.750%, 11/20/2017(c)	456,471
266,983	Tropicana Entertainment, Inc., Term Loan B, 7.500%, 3/16/2018(c)	268,096

		724,567

	Healthcare – 9.3%
1,000,000	AssuraMed Holding, Inc., 2nd Lien Term Loan, 9.250%, 4/24/2020(c)	1,019,170
841,000	ATI Holdings, Inc., New Term Loan, 5.750%, 12/20/2019(c)	847,307
700,000	Aurora Diagnostics LLC, Term Loan B, 5/26/2016(b)	675,500
1,455,556	Aurora Diagnostics LLC, Term Loan B, 6.250%, 5/26/2016(c)	1,404,611
774,000	Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%, 1/30/2020(c)	777,870
1,000,000	CHG Buyer Corporation, 2nd Lien Term Loan, 9.000%, 11/19/2020(c)	1,022,500
668,660	Convatec, Inc., Term Loan, 5.000%, 12/22/2016(c)	675,628
462,505	DJO Finance LLC, Term Loan B3, 6.250%, 9/15/2017(c)	466,265
997,462	Emergency Medical Services Corporation, Term Loan, 4.000%, 5/25/2018(c)	998,709
496,000	Equinox Holdings, Inc., 1st Lien Term Loan, 5.500%, 1/31/2020(c)	500,960
1,500,000	Gentiva Health Services, Inc., New Term Loan B, 8/17/2016(b)	1,504,695
500,000	Healogics, Inc., 2nd Lien Term Loan, 2/05/2020(b)	511,250
2,000,000	Healogics, Inc., 2nd Lien Term Loan, 9.250%, 2/05/2020(c)	2,045,000
519,314	Kindred Healthcare, Inc., Add on Term Loan B, 5.250%, 6/01/2018(c)	518,276
807,167	Kindred Healthcare, Inc., Term Loan, 5.250%, 6/01/2018(c)	805,553
654,348	Kinetic Concepts, Inc., Term Loan C1, 5.500%, 5/04/2018(c)	662,422
179,100	Physiotherapy Associates Holdings, Inc., 1st Lien Term Loan, 6.005%, 4/30/2018(d)	179,399
350,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(c)	346,500
2,199,531	PLATO, Inc., New 1st Lien Term Loan, 5/17/2018(b)	2,205,030
400,000	Press Ganey Associates, Inc., 2nd Lien Term Loan, 8.250%, 10/18/2018(c)	403,000
801,990	Renaissance Learning, Inc., New Term Loan B, 5.750%, 11/13/2018(c)	806,505
1,750,000	Rural/Metro Corporation, Term Loan, 6/29/2018(b)	1,756,195

Principal Amount	Description	Value (†)

Senior Loans – continued

	Healthcare – continued
$897,722	Rural/Metro Corporation, Term Loan, 5.750%, 6/29/2018(c)	$900,899
1,243,000	Sage Products, Inc., Refi Term Loan B, 4.250%, 12/13/2019(c)	1,243,000
450,000	Sheridan Holdings, Inc., New 2nd Lien Term Loan, 9.000%, 7/01/2019(c)	456,750
295,500	Surgical Care Affiliates, Inc., Incremental Term Loan B, 5.500%, 6/29/2018(c)	295,500
1,920,000	TriZetto Group, Inc., (The), 2nd Lien Term Loan D, 8.500%, 3/27/2019(c)	1,922,400
435,788	TriZetto Group, Inc., (The), Term Loan B, 4.750%, 5/02/2018(c)	435,060
912,707	Truven Health Analytics, Inc., New Term Loan B, 5.750%, 6/06/2019(c)	921,268
1,537,000	United Surgical Partners International, Inc., Incremental Term Loan, 4/03/2019(b)	1,540,366
797,526	United Surgical Partners International, Inc., Incremental Term Loan, 6.000%, 4/03/2019(c)	799,273
455,000	United Surgical Partners International, Inc., Refi Term Loan, 4/03/2019(b)	453,863
1,191,975	Valitas Health Services, Inc., Term Loan B, 5.750%, 6/02/2017(c)	1,192,964

		30,293,688

	Industrial Other – 7.6%
768,000	ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/2019(c)	768,722
1,341,000	Apex Tool Group LLC, Term Loan B, 4.500%, 1/31/2020(c)	1,354,169
700,000	Brand Energy & Infrastructure Services, Inc., New 2nd Lien Term Loan, 10/23/2019(b)	692,419
1,850,000	Brand Energy & Infrastructure Services, Inc., New 2nd Lien Term Loan, 11.000%, 10/23/2019(c)	1,829,965
1,465,000	Capital Safety North America Holdings, Inc., Term Loan, 4.500%, 1/21/2019(c)	1,465,000
1,406,000	Dematic S.A., Term Loan, 5.250%, 3/28/2019(c)	1,415,223
1,905,000	Dexter Axle Company, Term Loan B, 6.000%, 11/01/2018(c)	1,924,050
782,000	GCA Services Group, Inc., Term Loan B, 5.250%, 11/01/2019(c)	782,000
472,990	Generac Power Systems, Inc., New Term Loan B, 6.250%, 2/08/2019(c)	482,114
1,718,000	Intelligrated, Inc., 1st Lien Term Loan, 4.500%, 7/30/2018(c)	1,718,000
2,055,191	Jimmy Sanders Incorporated, Term Loan, 6.750%, 11/14/2018(c)	2,060,329
300,000	McJunkin Red Man Corporation, Term Loan B, 11/08/2019(b)	301,875
2,166,823	McJunkin Red Man Corporation, Term Loan B, 6.250%, 11/08/2019(c)	2,180,365
550,000	New Breed, Inc., Term Loan B, 10/01/2019(b)	551,375
804,000	New Breed, Inc., Term Loan B, 6.000%, 10/01/2019(c)	806,010
568,923	Nusil Technology LLC, New Term Loan, 4/07/2017(b)	571,944

Principal Amount	Description	Value (†)

Senior Loans – continued

	Industrial Other – continued
$241,305	ON Assignment, Inc., Term Loan B, 5.000%, 5/15/2019(c)	$243,411
354,113	Rexnord LLC, REFI Term Loan B, 4.500%, 4/02/2018(c)	356,322
1,200,000	Schaeffler AG, USD Term Loan B2, 1/27/2017(b)	1,199,700
894,321	Schaeffler AG, USD Term Loan B2, 6.000%, 1/27/2017(c)	894,097
891,000	Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/2019(c)	891,000
281,185	Tank Holding Corp., Refi Term Loan, 4.250%, 7/09/2019(d)	282,007
424,365	TriNet Group, Inc., Term Loan B, 6.500%, 10/24/2018(c)	427,547
1,216,000	WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/2019(c)	1,227,151
424,935	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(c)	429,184

		24,853,979

	Media Cable – 1.6%
270,500	Crown Media Holdings, Inc., Term Loan B, 5.750%, 7/14/2018(c)	271,176
800,000	ION Media Networks, Inc., Term Loan B, 7/24/2018(b)	804,000
1,234,000	ION Media Networks, Inc., Term Loan B, 7.250%, 7/24/2018(c)	1,240,170
2,963,000	Virgin Media Investment Holdings Limited, USD Term Loan B, 2/19/2020(b)	2,945,311

		5,260,657

	Media Non-Cable – 4.0%
2,000,000	Clear Channel Communications, Inc., Term Loan B, 1/29/2016(b)	1,710,500
500,000	Dex Media West LLC, New Term Loan, 10/24/2014(b)	381,070
2,538,530	Dex Media West LLC, New Term Loan, 7.000%, 10/24/2014(c)	1,934,715
192,104	Entercom Radio LLC, Term Loan B, 5.021%, 11/23/2018(d)	194,185
1,419,000	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(c)	1,430,040
1,332,000	Nine Entertainment Group Limited, Term Loan B, 3.500%, 2/05/2020(c)	1,330,894
569,152	Rovi Solutions Corporation, Term Loan B2, 4.000%, 3/29/2019(c)	571,287
500,000	SuperMedia, Inc., Exit Term Loan, 12/31/2015(b)	369,375
2,583,189	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c)	1,908,331
1,300,000	Tribune Company, Exit Term Loan, 4.000%, 12/31/2019(c)	1,305,148
2,046,295	Univision Communications, Inc., Refi Term Loan C2, 3/02/2020(b)	2,048,853

		13,184,398

Principal Amount	Description	Value (†)

Senior Loans – continued

	Metals & Mining – 4.4%
$2,445,183	American Rock Salt Holdings LLC, Term Loan, 5.500%, 4/25/2017(c)	$2,421,172
550,000	Arch Coal, Inc., Term Loan B, 5/16/2018(b)	559,487
1,100,700	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	1,119,687
391,726	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(c)	392,074
1,200,000	FMG America Finance, Inc., Term Loan, 10/18/2017(b)	1,214,376
1,207,154	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(c)	1,221,616
363,636	Metal Services LLC, Term Loan, 6/30/2017(b)	366,818
681,000	Metal Services LLC, Term Loan, 7.750%, 6/30/2017(c)	686,959
2,188,750	Patriot Coal Corporation, DIP First-Out Term Loan, 9.250%, 10/04/2013(c)	2,198,337
639,396	Preferred Proppants LLC, Term Loan B, 7.500%, 12/15/2016(c)	594,638
299,735	Tube City IMS Corporation, Term Loan, 3/20/2019(b)	302,358
299,735	Tube City IMS Corporation, Term Loan, 5.750%, 3/20/2019(c)	302,358
561,472	United Distribution Group, Inc., Term Loan, 7.500%, 10/09/2018(c)	544,628
1,500,000	Walter Energy, Inc., Term Loan B, 4/02/2018(b)	1,502,580
1,000,000	Walter Energy, Inc., Term Loan B, 5.750%, 4/02/2018(c)	1,001,720

		14,428,808

	Non-Captive Diversified – 0.5%
165,573	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 4.750%, 7/16/2018(c)	168,471
1,401,921	Istar Financial, Inc., Term Loan, 4.500%, 10/16/2017(c)	1,402,804

		1,571,275

	Oil Field Services – 0.7%
450,000	Pinnacle Holdco S.A.R.L., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	455,850
1,665,000	Pinnacle Holdco S.A.R.L., Term Loan, 7/24/2019(b)	1,672,076
139,341	Utex Industries, Inc., Add on Term Loan B, 7.000%, 12/15/2016(c)	140,038
183,507	Utex Industries, Inc., Term Loan B, 7.010%, 12/15/2016(d)	184,425

		2,452,389

	Packaging – 1.5%
1,737,311	BWAY Corporation, Term Loan B, 4.500%, 8/07/2017(c)	1,752,825
318,141	Husky Injection Molding Systems Ltd., New Term Loan B, 5.750%, 6/29/2018(c)	321,402
1,239,941	Pro Mach, Inc., New Term Loan B, 7/06/2017(b)	1,245,112

Principal Amount	Description	Value (†)

Senior Loans – continued

	Packaging – continued
$265,000	Pro Mach, Inc., New Term Loan B, 5.000%, 7/06/2017(c)	$266,105
997,500	Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 9/28/2018(c)	1,008,512
223,875	TricorBraun, Inc., New Term Loan B, 5.500%, 5/03/2018(c)	225,975

		4,819,931

	Paper – 0.1%
250,000	Hoffmaster Group, Inc., 2nd Lien Term Loan, 11.000%, 1/03/2019(c)	250,000

	Pharmaceuticals – 3.1%
1,383,000	Inc Research, Inc., Refi Term Loan B, 6.000%, 7/12/2018(c)	1,389,915
1,300,000	inVentiv Health, Inc., Combined Term Loan, 8/04/2016(b)	1,278,875
661,187	inVentiv Health, Inc., Combined Term Loan, 7.500%, 8/04/2016(c)	650,443
375,699	inVentiv Health, Inc., Incremental Term Loan B3, 7.750%, 5/15/2018(c)	369,436
1,655,328	Par Pharmaceutical Companies, Inc., Refi Term Loan B, 4.250%, 9/28/2019(c)	1,653,258
1,815,000	Pharmaceutical Product Development, Inc., New Term Loan B, 4.250%, 12/05/2018(c)	1,825,218
550,000	Phillips Plastics Corporation, Term Loan, 2/10/2017(b)	550,688
650,000	Phillips Plastics Corporation, Term Loan B, 2/17/2017(b)	648,375
1,000,000	PRA Holdings, Inc., 2nd Lien Term Loan, 6/10/2019(b)	1,007,500
900,000	PRA Holdings, Inc., 2nd Lien Term Loan, 10.500%, 6/10/2019(c)	906,750

		10,280,458

	Pipelines – 0.2%
621,964	NGPL PipeCo LLC, Term Loan B, 6.750%, 9/15/2017(c)	633,514

	Property & Casualty Insurance – 2.6%
2,176,082	Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/2019(c)	2,192,402
1,480,000	AmWINS Group, Inc., New Term Loan, 9/06/2019(b)	1,484,396
600,000	Applied Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/08/2017(c)	601,500
1,445,000	CCC Information Services, Inc., Term Loan, 5.250%, 12/20/2019(c)	1,453,670
1,989,000	Compass Investors, Inc., Term Loan, 5.250%, 12/27/2019(c)	2,001,431
900,000	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(c)	919,692

		8,653,091

	Restaurants – 1.0%
169,575	Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 7/19/2019(c)	170,423

Principal Amount	Description	Value (†)

Senior Loans – continued

	Restaurants – continued
$1,650,000	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	$1,650,000
355,110	Centerplate, Inc., Term Loan B, 5.753%, 10/15/2018(d)	357,109
411,888	Landry’s, Inc., Term Loan B, 4.750%, 4/24/2018(c)	413,506
310,434	P.F. Chang’s China Bistro, Inc., Term Loan B, 5.250%, 7/02/2019(c)	314,315
281,099	Sagittarius Restaurants LLC, Term Loan B, 7.511%, 5/18/2015(d)	281,568

		3,186,921

	Retailers – 2.9%
500,000	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 9.750%, 3/26/2020(c)	516,565
700,000	David’s Bridal, Inc., New Term Loan B, 10/11/2019(b)	707,175
1,530,055	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(c)	1,545,738
1,674,803	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(c)	1,688,938
381,849	Gymboree Corporation, (The), Initial Term Loan, 5.000%, 2/23/2018(c)	366,655
597,000	Harbor Freight Tools USA, Inc., Term Loan B, 5.500%, 11/14/2017(c)	602,970
1,858,000	Party City Holdings, Inc., Refi Term Loan B, 4.250%, 7/29/2019(c)	1,856,606
446,625	RGIS Services LLC, Term Loan C, 5.500%, 10/18/2017(c)	449,787
1,064,000	Rite Aid Corporation, Term Loan 6, 7/22/2013(b)	1,066,054
580,539	Sportsman’s Warehouse Holdings, Inc., Term Loan B, 8.500%, 11/13/2018(c)	581,990

		9,382,478

	Supermarkets – 0.8%
685,000	Acosta, Inc., Term Loan D, 5.000%, 3/02/2018(c)	690,480
295,489	Sprouts Farmers Markets Holdings LLC, Term Loan, 6.000%, 4/18/2018(c)	296,842
1,100,000	Supervalu, Inc., New Term Loan B, 3/21/2019(b)	1,112,375
434,446	Supervalu, Inc., Term Loan B, 8.000%, 8/30/2018(c)	440,150

		2,539,847

	Technology – 10.1%
170,000	Alcatel-Lucent, USD Term Loan B, 6.250%, 8/01/2016(c)	171,777
1,500,000	Alcatel-Lucent, USD Term Loan C, 1/30/2019(b)	1,516,500
2,124,000	Alcatel-Lucent, USD Term Loan C, 7.250%, 1/30/2019(c)	2,147,364
212,431	Aspect Software, Inc., New Term Loan B, 7.000%, 5/06/2016(c)	214,024
200,000	Blackboard, Inc., 2nd Lien Term Loan, 11.500%, 4/04/2019(c)	195,400

Principal Amount	Description	Value (†)

Senior Loans – continued

	Technology – continued
$1,900,000	Blackboard, Inc., Term Loan B2, 10/04/2018(b)	$1,914,250
1,620,852	Blackboard, Inc., Term Loan B2, 6.250%, 10/04/2018(c)	1,633,009
1,275,000	CompuCom Systems, Inc., 2nd Lien Term Loan, 10.250%, 10/04/2019(c)	1,300,500
278,303	Consona Holdings, Inc., Term Loan B, 7.250%, 8/06/2018(c)	278,650
750,000	Deltek, Inc., 1st Lien Term Loan, 10/10/2018(b)	755,220
712,819	Deltek, Inc., 1st Lien Term Loan, 5.000%, 10/10/2018(c)	717,780
500,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(c)	510,625
546,964	Eastman Kodak Company, DIP Term Loan B, 8.500%, 7/19/2013(c)	546,734
2,250,000	EIG Investors Corp., New 2nd Lien Term Loan, 10.250%, 11/08/2019(c)	2,250,000
600,000	First Data Corporation, 2017 Term Loan B, 5.202%, 3/24/2017(c)	600,612
600,000	First Data Corporation, Extended 2017 US Term Loan, 5.202%, 3/24/2017(c)	600,612
850,000	Freescale Semiconductor, Inc., Extended Term Loan B, 4.452%, 12/01/2016(c)	850,000
2,237,000	Freescale Semiconductor, Inc., Term Loan B4, 2/28/2020(b)	2,228,052
880,000	Genesys Telecom Holdings, U.S., Inc., Senior Debt B, 4.000%, 2/07/2020(c)	882,754
1,000,000	Infor (US), Inc., Term Loan B2, 4/05/2018(b)	1,010,830
808,673	Infor (US), Inc., Term Loan B2, 5.250%, 4/05/2018(c)	817,431
1,430,745	NXP B.V., Incremental Term Loan B, 5.250%, 3/19/2019(c)	1,445,053
689,000	NXP B.V., Term Loan C, 4.750%, 1/11/2020(c)	699,549
207,900	Openlink International Intermediate, Inc., Initial Term Loan, 7.750%, 10/30/2017(c)	207,640
2,400,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(c)	2,380,008
29,290	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(c)	29,382
384,070	Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 5/10/2019(c)	385,510
523,923	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(c)	530,472
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(c)	1,481,250
480,000	SunGard Data Systems, Inc., Term Loan D, 4.500%, 1/31/2020(c)	483,600
2,703,000	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(c)	2,711,460
440,531	Telx Group, Inc., Term Loan B, 6.250%, 9/26/2017(c)	444,201
875,000	Vision Solutions, Inc., 2nd Lien Term Loan, 9.500%, 7/23/2017(c)	848,750

Principal Amount	Description	Value (†)

Senior Loans – continued

	Technology – continued
$373,333	Web.com Group, Inc., 2nd Lien Term Loan, 11.000%, 10/26/2018(c)	$382,977

		33,171,976

	Transportation Services – 0.7%
1,393,000	FleetPride Corporation, 1st Lien Term Loan, 5.250%, 11/19/2019(c)	1,409,103
354,323	Road Infrastructure Investment LLC, Term Loan B, 6.250%, 3/30/2018(c)	355,208
412,198	Wabash National Corporation, Term Loan B, 6.000%, 5/02/2019(c)	414,948

		2,179,259

	Utility Other – 0.2%
700,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(c)	700,441

	Wireless – 1.0%
2,642,915	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(c)	2,650,633
399,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(c)	406,481
234,000	SBA Finance, Add on Term Loan, 3.750%, 9/27/2019(c)	235,170

		3,292,284

	Wirelines – 5.4%
2,324,000	Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/2018(c)	2,346,520
2,250,000	Fairpoint Communications, Inc., Refi Term Loan, 2/14/2019(b)	2,220,930
3,000,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	2,961,240
478,000	Fibertech Networks LLC, New Term Loan, 5.750%, 12/18/2019(c)	479,993
1,300,000	Global Tel*Link Corporation, New Term Loan B, 12/14/2017(b)	1,301,625
451,613	Global Tel*Link Corporation, New Term Loan B, 6.000%, 12/14/2017(c)	452,177
1,233,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 2/21/2020(b)	1,260,743
1,947,310	Integra Telecom, Inc., Refi Term Loan, 2/22/2019(b)	1,968,730
1,947,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	1,962,576
517,750	MegaPath Group, Inc., Term Loan B, 7.500%, 12/20/2017(c)	491,863
393,985	Sidera Networks, Inc., Term Loan, 6.000%, 8/26/2016(c)	393,000
893,619	U.S. Telepacific Corporation, New Term Loan B, 5.750%, 2/23/2017(c)	891,009
911,740	Zayo Group LLC, New Term Loan B, 5.250%, 7/02/2019(c)	914,703

		17,645,109

	Total Senior Loans (Identified Cost $266,397,182)	268,203,669

Principal Amount	Description	Value (†)

Bonds and Notes – 11.7%

	Building Materials – 0.4%
$1,100,000	Ply Gem Industries, Inc., 9.375%, 4/15/2017	$1,189,375

	Chemicals – 0.6%
2,000,000	INEOS Group Holdings, S.A., 8.500%, 2/15/2016, 144A	2,032,500

	Consumer Cyclical Services – 0.8%
350,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	344,313
2,000,000	West Corp., 8.625%, 10/01/2018	2,130,000

		2,474,313

	Consumer Products – 0.6%
2,100,000	Visant Corp., 10.000%, 10/01/2017	1,895,250

	Electric – 0.3%
1,000,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	957,500

	Entertainment – 0.4%
1,000,000	ClubCorp Club Operations, Inc., 10.000%, 12/01/2018	1,123,750

	Gaming – 0.7%
2,000,000	Marina District Finance Co., Inc., 9.500%, 10/15/2015	2,056,250
300,000	MGM Resorts International, 7.625%, 1/15/2017	330,750

		2,387,000

	Healthcare – 0.5%
1,050,000	Alere, Inc., 9.000%, 5/15/2016	1,102,500
400,000	Surgical Care Affiliates, Inc., 10.000%, 7/15/2017, 144A	414,000

		1,516,500

	Media Non-Cable – 0.7%
2,375,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	2,315,625

	Metals & Mining – 1.0%
1,500,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	1,443,750
1,000,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	820,000
1,000,000	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/2017, 144A	1,095,000

		3,358,750

	Non-Captive Consumer – 0.3%
1,100,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,089,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Diversified – 0.6%
$2,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	$2,050,000

	Oil Field Services – 1.1%
1,200,000	Hercules Offshore, Inc., 10.500%, 10/15/2017, 144A	1,302,000
1,700,000	Parker Drilling Co., 9.125%, 4/01/2018	1,840,250
475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	486,875

		3,629,125

	Property & Casualty Insurance – 0.1%
300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	314,210

	Supermarkets – 1.1%
1,600,000	SUPERVALU, Inc., 7.500%, 11/15/2014	1,606,016
2,000,000	SUPERVALU, Inc., 8.000%, 5/01/2016	2,002,500

		3,608,516

	Technology – 0.1%
400,000	First Data Corp., 9.875%, 9/24/2015	411,500

	Wireless – 1.4%
1,000,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,082,500
2,500,000	NII Capital Corp., 10.000%, 8/15/2016	2,212,500
1,100,000	Wind Acquisition Finance, S.A., 11.750%, 7/15/2017, 144A	1,157,750

		4,452,750

	Wirelines – 1.0%
1,000,000	Integra Telecom Holdings, Inc., 10.750%, 4/15/2016, 144A	1,060,000
2,000,000	Level 3 Communications, Inc., 11.875%, 2/01/2019	2,310,000

		3,370,000

	Total Bonds and Notes (Identified Cost $37,516,866)	38,175,664

Short-Term Investments – 20.1%
853,191	Repurchase Agreement with State Street Bank and Trust Company, dated 2/28/2013 at 0.010% to be repurchased at $853,191 on 3/01/2013 collateralized by $895,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $896,244 including accrued interest(f)	853,191
64,729,176	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2013 at 0.000% to be repurchased at $64,729,176 on 3/01/2013 collateralized by $66,060,000 U.S. Treasury Bill, due 5/23/2013 valued at $66,026,970 including accrued interest(f)	64,729,176

	Total Short-Term Investments (Identified Cost $65,582,367)	65,582,367

Description	Value (†)

Total Investments – 113.8% (Identified Cost $369,496,415)(a)	$371,961,700
Other assets less liabilities – (13.8)%	(44,974,651)

Net Assets – 100.0%	$326,987,049

(†)	Senior loans are priced at bid prices supplied by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, if available. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value senior loans and debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2013, the net unrealized appreciation on investments based on a cost of $369,541,181 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,978,036
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(557,517)

Net unrealized appreciation	$2,420,519

At November 30, 2012, late-year ordinary and post-October capital loss deferrals were $25,568. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Position is unsettled. Contract rate was not determined at February 28, 2013 and does not take effect until settlement date.
(c)	Variable rate security. Rate as of February 28, 2013 is disclosed.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2013.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of Rule 144A holdings amounted to $14,216,085 or 4.3% of net assets.
MTN	Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$268,203,669	$—	$268,203,669
Bonds and Notes*	—	38,175,664	—	38,175,664
Short-Term Investments	—	65,582,367	—	65,582,367

Total	$—	$371,961,700	$—	$371,961,700

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2013, there were no transfers between Levels 1, 2 and 3.

Unfunded Loan Commitments

As of February 28, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Syniverse Holdings, Inc.	$2,335,000

Industry Summary at February 28, 2013 (Unaudited)

Technology	10.2%
Healthcare	9.8
Industrial Other	7.6
Wirelines	6.4
Metals & Mining	5.4
Consumer Cyclical Services	4.8
Media Non-Cable	4.7
Chemicals	4.3
Pharmaceuticals	3.1
Retailers	2.9
Consumer Products	2.9
Building Materials	2.8
Property & Casualty Insurance	2.7
Aerospace & Defense	2.7
Wireless	2.4
Financial Other	2.2
Other Investments, less than 2% each	18.8
Short-Term Investments	20.1

Total Investments	113.8
Other assets less liabilities	(13.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2013 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)

Common Stocks – 92.0% of Net Assets

	Aerospace & Defense – 6.7%
8,175	Honeywell International, Inc.	$573,068
2,175	Precision Castparts Corp.	405,833

		978,901

	Capital Markets – 2.5%
13,000	SEI Investments Co.	367,510

	Chemicals – 2.4%
3,100	Praxair, Inc.	350,455

	Commercial Banks – 3.0%
10,400	CIT Group, Inc.(b)	435,344

	Commercial Services & Supplies – 2.9%
13,450	Republic Services, Inc.	422,868

	Consumer Finance – 0.0%
50	Capital One Financial Corp.	2,552

	Containers & Packaging – 2.9%
9,550	Ball Corp.	424,115

	Diversified Financial Services – 6.5%
12,000	CME Group, Inc., Class A	717,840
4,800	Moody’s Corp.	230,688

		948,528

	Diversified Telecommunication Services – 2.2%
12,525	Cogent Communications Group, Inc.	315,004

	Energy Equipment & Services – 2.9%
5,425	Oil States International, Inc.(b)	413,114

	Food Products – 1.8%
3,500	H.J. Heinz Co.	253,505

	Household Durables – 3.7%
12,675	Harman International Industries, Inc.	538,054

	Industrial Conglomerates – 5.1%
7,175	3M Co.	746,200

	Insurance – 3.2%
16,050	XL Group PLC	459,672

	Internet Software & Services – 5.9%
1,075	Google, Inc., Class A(b)	861,290

	IT Services – 4.4%
1,225	MasterCard, Inc., Class A	634,329

	Oil, Gas & Consumable Fuels – 5.9%
9,100	Phillips 66	572,936

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
9,475	QEP Resources, Inc.	$288,608

		861,544

	Pharmaceuticals – 3.7%
8,000	Valeant Pharmaceuticals International, Inc.(b)	539,680

	Professional Services – 5.4%
11,875	Towers Watson & Co., Class A	790,519

	REITs – Diversified – 4.0%
15,075	Corrections Corp. of America	578,126

	Semiconductors & Semiconductor Equipment – 3.6%
15,325	Avago Technologies Ltd.	524,421

	Software – 8.2%
11,625	MICROS Systems, Inc.(b)	497,550
29,550	Symantec Corp.(b)	692,652

		1,190,202

	Specialty Retail – 5.1%
9,700	Advance Auto Parts, Inc.	740,498

	Total Common Stocks (Identified Cost $12,228,072)	13,376,431

Principal Amount

Short-Term Investments – 10.7%
$1,555,463	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2013 at 0.000% to be repurchased at $1,555,463 on 3/01/2013 collateralized by $1,445,000 U.S. Treasury Note, 4.250% due 8/15/2015 valued at $1,586,851 including accrued interest(c) (Identified Cost $1,555,463)	1,555,463

	Total Investments – 102.7% (Identified Cost $13,783,535)(a)	14,931,894
	Other assets less liabilities – (2.7)%	(389,762)

	Net Assets – 100.0%	$14,542,132

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2013, the net unrealized appreciation on investments based on a cost of $13,783,535 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,218,460
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(70,101)

Net unrealized appreciation	$1,148,359

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,376,431	$—	$—	$13,376,431
Short-Term Investments	—	1,555,463	—	1,555,463

Total	$13,376,431	$1,555,463	$—	$14,931,894

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at February 28, 2013 (Unaudited)

Software	8.2%
Aerospace & Defense	6.7
Diversified Financial Services	6.5
Oil, Gas & Consumable Fuels	5.9
Internet Software & Services	5.9
Professional Services	5.4
Industrial Conglomerates	5.1
Specialty Retail	5.1
IT Services	4.4
REITs – Diversified	4.0
Pharmaceuticals	3.7
Household Durables	3.7
Semiconductors & Semiconductor Equipment	3.6
Insurance	3.2
Commercial Banks	3.0
Containers & Packaging	2.9
Commercial Services & Supplies	2.9
Energy Equipment & Services	2.9
Capital Markets	2.5
Chemicals	2.4
Diversified Telecommunication Services	2.2
Other Investments, less than 2% each	1.8
Short-Term Investments	10.7

Total Investments	102.7
Other assets less liabilities	(2.7)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 19, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 19, 2013